PREPAID EXPENSE AND OTHER ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSE AND OTHER ASSETS [Abstract]
Funds receivable from external payment network providers	[1]	$ 30,556	$ 30,588
Prepaid VAT and surcharge tax		4,252
Prepaid expense		2,216	$ 969
Others		1,069	1,035
Total		$ 38,093	$ 32,592

[1]	The Company opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers. The Company also uses such accounts to collect the transaction fee and service fee, and repay and collect the default loan principal and interest. The balance of funds receivable from external payment network providers mainly includes (a) fund received from investors but not yet transferred to accounts of borrowers by external payment network providers due to the settlement time lag; (b) repayment of loan principal and interest amounts received from borrowers but not yet transferred to accounts of investors by external payment network due to the settlement time lag and (c) accumulated amounts of transaction fee, service fee received, payment and collection of default loan and interest at the balance sheet date.